UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas    66202

(Address of principal executive offices)      (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:    913-236-2000

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
December 31, 2005
BULLION - 4.62%	Troy Ounces	Value

Gold	28,122	$14,538,898
(Cost: $11,721,375)

COMMON STOCKS	Shares

Aircraft - 2.98%
BAE SYSTEMS plc (A)	2,579	16,939
Boeing Company (The)	112,647	7,912,325
United Technologies Corporation	26,000	1,453,660
		9,382,924
Banks - 2.37%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	551	7,475,304

Business Equipment and Services - 4.05%
Dentsu Inc. (A)	1,056	3,438,369
Headwaters Incorporated*	72,004	2,551,822
Jacobs Engineering Group Inc.*	44,448	3,016,686
Mitsubishi Corporation (A)	55,200	1,221,622
Mitsui & Co., Ltd. (A)	196,000	2,517,828
		12,746,327
Capital Equipment - 3.01%
Caterpillar Inc.	78,874	4,556,551
China Shenhua Energy Company Limited, H shares (A)*	2,115,500	2,332,775
SMC Corporation (A)	18,100	2,586,043
		9,475,369
Chemicals -- Petroleum and Inorganic - 0.70%
Yara International ASA (A)	151,500	2,205,395

Coal - 2.01%
Foundation Coal Holdings, Inc.	39,092	1,485,496
Peabody Energy Corporation	58,683	4,836,653
		6,322,149
Construction Materials - 0.00%
CRH public limited company (A)	119	3,500

Electrical Equipment - 0.27%
Ushio Inc. (A)	37,000	864,332

Electronic Components - 2.49%
Samsung Electronics Co., Ltd. (A)	12,034	7,845,285

Finance Companies - 2.77%
Rio Tinto plc (A)	166,059	7,585,408
SLM Corporation	20,418	1,124,828
		8,710,236
Food and Related - 3.93%
Archer Daniels Midland Company	304,933	7,519,648
Bunge Limited	85,706	4,851,817
		12,371,465
Forest and Paper Products - 0.36%
Aracruz Celulose S.A., ADR	28,676	1,147,327

Gold and Precious Metals - 3.73%
Agnico-Eagle Mines Limited	75,822	1,498,243
Barrick Gold Corporation	217,688	6,066,965
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	44,350	4,173,335
		11,738,543
Health Care -- Drugs - 3.16%
Genentech, Inc.*	12,905	1,193,712
Gilead Sciences, Inc.*	145,357	7,640,691
Neurocrine Biosciences, Inc.*	18,000	1,128,870
		9,963,273
Insurance -- Life - 0.33%
Aflac Incorporated	22,658	1,051,784

Mining - 11.77%
Alumina Limited (A)	448,271	2,438,416
BHP Billiton Plc (A)	340,270	5,675,033
Cameco Corporation (A)	27,230	1,728,506
Falconbridge Limited (A)	66,655	1,978,233
Freeport-McMoRan Copper & Gold Inc., Class B	44,674	2,403,461
Inco Limited	101,051	4,402,792
Newmont Mining Corporation	131,942	7,045,703
Phelps Dodge Corporation	27,100	3,898,877
Southern Copper Corporation	112,148	7,511,673
		37,082,694
Motor Vehicle Parts - 0.22%
AISIN SEIKI CO., LTD. (A)	18,500	679,230

Motor Vehicles - 2.61%
Toyota Motor Corporation (A)	158,500	8,225,039

Multiple Industry - 12.18%
3M Company	15,652	1,213,030
Alpha Natural Resources, Inc.*	110,851	2,129,448
Bucyrus International, Inc., Class A	19,519	1,029,042
China Life Insurance Company Limited, H shares (A)*	3,596,000	3,176,904
Companhia Vale do Rio Doce, ADR	208,954	8,596,368
General Electric Company	226,478	7,938,054
Google Inc., Class A*	17,702	7,344,648
Hutchison Whampoa Limited, Ordinary Shares (A)	409,000	3,895,539
Las Vegas Sands, Inc.*	77,187	3,046,571
		38,369,604
Non-Residential Construction - 2.16%
Fluor Corporation	38,569	2,979,841
Hyundai Heavy Industries Co., Ltd. (A)	30,150	2,293,649
Shimizu Corporation (A)	209,000	1,536,465
		6,809,955
Petroleum -- Domestic - 0.55%
PetroChina Company Limited, H Shares (A)	768,000	628,968
PetroChina Company Limited, H Shares (A)(B)	1,350,000	1,105,608
		1,734,576
Petroleum -- International - 7.31%
Anadarko Petroleum Corporation	51,420	4,872,045
BP p.l.c., ADR	53,426	3,431,018
Burlington Resources Inc.	52,842	4,554,980
China Petroleum & Chemical Corporation, H Shares (A)	4,904,000	2,435,034
Exxon Mobil Corporation	137,560	7,726,745
		23,019,822
Petroleum -- Services - 5.44%
Baker Hughes Incorporated	49,025	2,979,739
Schlumberger Limited	79,023	7,677,084
Transocean Inc.*	47,062	3,279,751
Weatherford International Ltd.*	88,195	3,192,659
		17,129,233
Railroad - 1.47%
Central Japan Railway Company (A)	161	1,542,629
Union Pacific Corporation	38,240	3,078,702
		4,621,331
Real Estate Investment Trust - 0.93%
Hongkong Land Holdings Limited	431,000	1,353,340
Keppel Land Limited (A)	720,000	1,584,940
		2,938,280
Retail -- Food Stores - 0.64%
LAWSON, INC. (A)	48,900	2,015,127

Security and Commodity Brokers - 3.86%
Chicago Mercantile Exchange Holdings Inc.	20,714	7,612,188
Legg Mason, Inc.	37,932	4,540,081
		12,152,269
Utilities -- Electric - 2.38%
Veolia Environment (A)	165,621	7,498,013

Utilities -- Telephone - 1.80%
KDDI CORPORATION (A)	315	1,816,255
Nippon Telegraph and Telephone Corporation (A)	846	3,844,965
		5,661,220

TOTAL COMMON STOCKS - 85.48%		$269,239,606

(Cost: $229,667,083)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.16%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR 400	512,626

Capital Equipment - 0.10%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	$320	319,214

Construction Materials - 0.27%
Interface, Inc.:
7.3%, 4-1-08	160	161,600
9.5%, 2-1-14	170	169,150
Ply Gem Industries, Inc.,
9.0%, 2-15-12	595	528,062
		858,812
Finance Companies - 0.44%
ALROSA Finance S.A.,
8.125%, 5-6-08	300	314,160
Russian Standard Bank:
7.5%, 10-7-10	400	386,560
7.5%, 10-7-10 (B)	200	194,750
SLM Corporation,
4.0%, 7-25-14	200	188,054
Toyota Motor Credit Corporation,
5.85%, 1-18-15	325	307,177
		1,390,701
Hospital Supply and Management - 0.12%
US Oncology Holdings, Inc.,
9.26375%, 3-15-15	375	373,125

Mining - 0.17%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	550	535,058

Motion Pictures - 0.10%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	400	296,000

Multiple Industry - 0.15%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	250	249,568
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	200	214,500
		464,068
Railroad - 0.26%
Union Pacific Corporation,
6.7%, 12-1-06	800	811,840

Utilities -- Telephone - 0.24%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	700	763,875

TOTAL CORPORATE DEBT SECURITIES - 2.01%		$6,325,319

(Cost: $6,245,612)

OTHER GOVERNMENT SECURITIES

South Korea - 0.22%
Korea Development Bank (The),
4.54313%, 10-29-06	700	695,893

United Kingdom - 1.37%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP 1,400	2,543,571
4.75%, 6-7-10 (C)	1,000	1,760,716
		4,304,287

TOTAL OTHER GOVERNMENT SECURITIES - 1.59%		$5,000,180

(Cost: $5,107,042)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.90%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$575	83,786
5.0%, 4-15-19	280	41,006
5.0%, 2-15-20	725	37,035
5.0%, 7-15-21	369	39,209
5.0%, 6-15-22	644	32,248
5.0%, 7-15-22	2,379	135,648
5.0%, 11-15-22	712	138,595
5.0%, 1-15-23	480	31,278
5.0%, 4-15-23	231	22,469
5.0%, 5-15-23	486	81,781
5.0%, 8-15-23	361	61,769
5.5%, 11-15-23	1,100	127,159
5.5%, 11-15-23	982	94,631
5.0%, 9-15-24	721	68,484
5.5%, 9-15-24	416	38,893
5.5%, 4-15-25	256	28,769
5.5%, 4-15-25	93	14,105
5.0%, 9-15-25	935	99,153
5.0%, 4-15-26	3,916	402,774
5.5%, 2-15-30	353	47,587
5.0%, 8-15-30	528	59,978
5.5%, 3-15-31	489	74,549
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	643	65,099
5.0%, 5-25-22	410	65,517
5.5%, 9-25-25	387	37,943
5.5%, 11-25-25	933	78,545
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	920	137,929
5.0%, 6-20-31	1,003	160,543
5.0%, 7-20-33	199	40,009
5.5%, 11-20-33	1,047	202,010
5.5%, 7-1-35	1,742	286,481
		2,834,982
Treasury Obligations - 1.13%
United States Treasury Note,
1.5%, 3-31-06	3,600	3,577,360

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.03%		$6,412,342

(Cost: $6,215,812)

CALL OPTION - 0.00%	Number of Contracts

Albertson's, Inc., January 22.5, Expires 1-21-06	33	$990
(Cost: $3,530)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.06%	Face Amount in Thousands

British Pound, 3-8-06 (C)	GBP 3,325	177,584
Euro, 6-8-06 (C)	EUR 300	14,694
Euro, 7-19-06 (C)	400	13,269
		$205,547

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 1.86%
Rabobank USA Financial Corp. (Rabobank Nederland),
4.125%, 1-3-06	$5,878	5,876,653

Utilities -- Telephone - 1.59%
AT&T Inc.,
4.17%, 1-3-06	5,000	4,998,842

Total Commercial Paper - 3.45%		10,875,495

United States Government Obligation - 0.76%
United States Treasury Bill,
3.845%, 2-2-06	2,400	2,392,291

TOTAL SHORT-TERM SECURITIES - 4.21%		$13,267,786

(Cost: $13,267,292)

TOTAL INVESTMENT SECURITIES - 100.00%		$314,990,668

(Cost: $272,227,746)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

Cash serves as collateral for the following open futures contract at December 31, 2005.
Underlying Security	Number of Contracts	Expiration Date	Market Value	Cost

S&P 500 Index	15	3-18-06	$4,705,500	$4,747,688

The following swap agreements were outstanding at December 31, 2005:

Counterparty

Reference Entity

Fixed Rate

Expiration Date

Notional Amount

					Unrealized Appreciation/ Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$1,800,000	$(24,300)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	2,156,000	(31,262)

					$(55,562)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $3,645,631 or 1.16% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of Ivy Capital Appreciation Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Air Transportation - 0.26%

Southwest Airlines Co.	6,400	$105,152

Aircraft - 3.15%

Boeing Company (The)	6,000	421,440
L-3 Communications Holdings, Inc.	6,000	446,100
United Technologies Corporation	7,000	391,370
		1,258,910

Aluminum - 0.22%

Alcoa Incorporated	3,000	88,710

Broadcasting - 0.92%

Comcast Corporation, Class A*	10,000	259,100
XM Satellite Radio Holdings Inc., Class A*	4,000	109,100
		368,200

Business Equipment and Services - 0.91%

Infosys Technologies Limited	4,500	363,870

Capital Equipment - 0.09%

Dresser-Rand Group Inc.*	1,450	35,061

Chemicals -- Petroleum and Inorganic - 1.17%

Monsanto Company	6,000	465,180

Communications Equipment - 1.27%

Cisco Systems, Inc.*	12,000	205,020
QUALCOMM Incorporated	7,000	301,035
		506,055

Computers -- Main and Mini - 0.73%

Xerox Corporation*	20,000	293,000

Computers -- Micro - 2.64%

Apple Computer, Inc.*	8,000	573,840
Dell Inc.*	16,000	479,120
		1,052,960

Computers -- Peripherals - 7.50%

Adobe Systems Incorporated	25,000	923,625
EMC Corporation*	15,000	204,300
Microsoft Corporation	34,000	887,910
Oracle Corporation*	15,000	183,075
SAP Aktiengesellschaft, ADR	8,000	360,560
Witness Systems, Inc.*	22,000	433,730
		2,993,200

Defense - 2.00%

General Dynamics Corporation	7,000	798,350

Electronic Components - 7.70%

Advanced Micro Devices, Inc.*	16,000	489,600
Analog Devices, Inc.	7,000	251,090
Broadcom Corporation, Class A*	13,000	612,040
Intel Corporation	16,000	398,320
Maxim Integrated Products, Inc.	14,000	507,080
SanDisk Corporation*	13,000	816,140
		3,074,270

Electronic Instruments - 0.57%

KLA-Tencor Corporation	1,700	83,818
Novellus Systems, Inc.*	6,000	144,630
		228,448

Finance Companies - 3.41%

Fannie Mae	1,500	73,215
Nelnet, Inc., Class A*	10,000	406,800
SLM Corporation	16,000	881,440
		1,361,455

Health Care -- Drugs - 8.80%

Amgen Inc.*	7,000	551,320
Genentech, Inc.*	5,500	508,750
Genzyme Corporation*	7,000	494,830
Gilead Sciences, Inc.*	20,000	1,051,300
MedImmune, Inc.*	12,000	419,820
Schering-Plough Corporation	13,000	271,050
Teva Pharmaceutical Industries Limited, ADR	5,000	215,250
		3,512,320

Health Care -- General - 7.41%

Boston Scientific Corporation*	18,000	440,820
Da Vita Inc.*	13,000	658,320
Johnson & Johnson	8,000	480,800
Schein (Henry), Inc.*	17,000	741,285
St. Jude Medical, Inc.*	8,000	401,600
Zimmer Holdings, Inc.*	3,500	236,040
		2,958,865

Hospital Supply and Management - 9.16%

Aetna Inc.	8,500	801,635
Caremark Rx, Inc.*	13,000	673,270
Health Net, Inc.*	11,000	567,050
PSS World Medical, Inc.*	18,000	267,390
Triad Hospitals, Inc.*	7,000	274,610
UnitedHealth Group Incorporated	8,250	512,655
WellPoint, Inc.*	7,000	558,530
		3,655,140

Hotels and Gaming - 0.48%

Hilton Hotels Corporation	8,000	192,880

Household -- General Products - 2.40%

Colgate-Palmolive Company	9,000	493,650
Procter & Gamble Company (The)	8,000	463,040
		956,690

Insurance -- Property and Casualty - 0.24%

Berkshire Hathaway Inc., Class B*	32	93,936

Leisure Time Industry - 0.57%

Royal Caribbean Cruises Ltd.	5,000	225,300

Multiple Industry - 6.06%

General Electric Company	16,000	560,800
Google Inc., Class A*	4,000	1,659,620
Las Vegas Sands, Inc.*	5,000	197,350
		2,417,770

Petroleum -- International - 4.73%

Anadarko Petroleum Corporation	6,000	568,500
Apache Corporation	6,000	411,120
Burlington Resources Inc.	5,000	431,000
Exxon Mobil Corporation	8,500	477,445
		1,888,065

Petroleum -- Services - 4.09%

Nabors Industries Ltd.*	5,500	416,625
Patterson-UTI Energy, Inc.	11,000	361,735
Schlumberger Limited	5,000	485,750
Transocean Inc.*	5,300	369,357
		1,633,467

Railroad - 1.24%

Burlington Northern Santa Fe Corporation	7,000	495,740

Restaurants - 1.82%

Applebee's International, Inc.	3,000	67,770
Cheesecake Factory Incorporated (The)*	11,000	410,795
P.F. Chang's China Bistro, Inc.*	5,000	248,175
		726,740

Retail -- Food Stores - 3.25%

CVS Corporation	19,000	501,980
Walgreen Co.	18,000	796,680
		1,298,660

Retail -- General Merchandise - 1.55%

Target Corporation	7,000	384,790
Wal-Mart Stores, Inc.	5,000	234,000
		618,790

Security and Commodity Brokers - 3.63%

Goldman Sachs Group, Inc. (The)	2,700	344,817
Legg Mason, Inc.	6,000	718,140
Merrill Lynch & Co., Inc.	4,000	270,920
Morgan Stanley	2,000	113,480
		1,447,357

Timesharing and Software - 2.56%

eBay Inc.*	10,000	432,250
Yahoo! Inc.*	15,000	587,325
		1,019,575

Tobacco - 1.69%

Altria Group, Inc.	9,000	672,480

Trucking and Shipping - 1.69%

United Parcel Service, Inc., Class B	9,000	676,350

Utilities -- Telephone - 1.23%

AT&T Inc.	20,000	489,800

TOTAL COMMON STOCKS - 95.14%

		$37,972,746

(Cost: $33,056,081)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Commercial Paper - 2.51%

      Forest and Paper Products

Sonoco Products Co.,
4.27%, 1-3-06	$1,001	1,000,763

United States Government Agency Obligation - 2.35%
Federal Home Loan Bank,
3.3%, 1-3-06	940	939,828

TOTAL SHORT-TERM SECURITIES - 4.86%

		$1,940,591

(Cost: $1,940,591)

TOTAL INVESTMENT SECURITIES - 100.00%

		$39,913,337

(Cost: $34,996,672)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Core Equity Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Aircraft - 4.64%

Boeing Company (The)	76,800	$5,394,432
United Technologies Corporation	117,400	6,563,834
		11,958,266

Banks - 0.00%

Bank of America Corporation	2	92

Beverages - 1.24%

PepsiCo, Inc.	54,166	3,200,127

Capital Equipment - 3.86%

Caterpillar Inc.	79,846	4,612,703
Deere & Company	40,211	2,738,771
Illinois Tool Works Inc.	29,466	2,592,713
		9,944,187

Chemicals -- Specialty - 3.00%

Air Products and Chemicals, Inc.	130,759	7,739,625

Communications Equipment - 0.00%

Avaya Inc.*	1	11

Computers -- Peripherals - 5.16%

Adobe Systems Incorporated	80,800	2,985,156
Computer Associates International, Inc.	6	169
Electronic Arts Inc.*	43,100	2,254,346
Microsoft Corporation	107,060	2,795,872
SAP Aktiengesellschaft, ADR	116,647	5,257,280
		13,292,823

Defense - 3.84%

General Dynamics Corporation	86,700	9,888,135

Electronic Components - 2.03%

Advanced Micro Devices, Inc.*	74,400	2,276,640
Maxim Integrated Products, Inc.	81,600	2,955,552
		5,232,192

Finance Companies - 2.22%

SLM Corporation	103,900	5,723,851

Food and Related - 2.57%

Campbell Soup Company	87,700	2,610,829
Kellogg Company	92,553	4,000,141
		6,610,970

Health Care -- Drugs - 1.04%

Novartis AG, Registered Shares (A)	26,800	1,408,272
Roche Holdings AG, Genussschein (A)	8,500	1,276,245
		2,684,517

Health Care -- General - 4.37%

Boston Scientific Corporation*	90,200	2,208,998
Johnson & Johnson	107,500	6,460,750
Zimmer Holdings, Inc.*	38,400	2,589,696
		11,259,444

Hospital Supply and Management - 6.33%

Aetna Inc.	29,800	2,810,438
Caremark Rx, Inc.*	22,700	1,175,633
Medtronic, Inc.	82,701	4,761,097
Stryker Corporation	55,800	2,479,194
UnitedHealth Group Incorporated	44,800	2,783,872
WellPoint, Inc.*	28,800	2,297,952
		16,308,186

Hotels and Gaming - 1.32%

Marriott International, Inc., Class A	30,378	2,034,415
Starwood Hotels & Resorts Worldwide, Inc.	21,300	1,360,218
		3,394,633

Household -- General Products - 0.89%

Colgate-Palmolive Company	41,668	2,285,490

Insurance -- Life - 0.71%

Aflac Incorporated	39,600	1,838,232

Insurance -- Property and Casualty - 3.56%

ACE Limited	48,200	2,575,808
Berkshire Hathaway Inc., Class B*	2,250	6,604,875
		9,180,683

Leisure Time Industry - 2.01%

Carnival Corporation	96,900	5,181,243

Multiple Industry - 8.21%

General Electric Company	293,457	10,285,668
Genworth Financial, Inc.	194,500	6,725,810
Las Vegas Sands, Inc.*	104,500	4,124,615
		21,136,093

Non-Residential Construction - 1.30%

Fluor Corporation	43,300	3,345,358

Petroleum -- Canada - 0.34%

Suncor Energy Inc.	14,000	883,820

Petroleum -- International - 7.27%

Apache Corporation	38,900	2,665,428
Burlington Resources Inc.	89,036	7,674,903
Exxon Mobil Corporation	149,479	8,396,236
		18,736,567

Petroleum -- Services - 14.11%

Baker Hughes Incorporated	185,631	11,282,652
Nabors Industries Ltd.*	61,331	4,645,823
Schlumberger Limited	86,588	8,412,024
Smith International, Inc.	83,200	3,087,552
Transocean Inc.*	44,900	3,129,081
Weatherford International Ltd.*	160,000	5,792,000
		36,349,132

Railroad - 1.09%

Union Pacific Corporation	34,800	2,801,748

Retail -- Food Stores - 1.45%

Walgreen Co.	84,200	3,726,692

Retail -- General Merchandise - 1.96%

Kohl's Corporation*	78,000	3,790,800
Target Corporation	22,900	1,258,813
		5,049,613

Retail -- Specialty Stores - 1.00%

Best Buy Co., Inc.	59,500	2,587,060

Timesharing and Software - 0.98%

Yahoo! Inc.*	64,500	2,525,498

Trucking and Shipping - 1.09%

United Parcel Service, Inc., Class B	37,266	2,800,540

Utilities -- Electric - 1.07%

Dominion Resources, Inc.	35,672	2,753,878

Utilities -- Telephone - 2.00%

AT&T Inc.	209,800	5,138,002

TOTAL COMMON STOCKS - 90.66%

		$233,556,708

(Cost: $174,356,766)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Aluminum - 1.97%

Alcoa Incorporated,
4.18%, 1-3-06	$5,062	5,060,824

Finance Companies - 3.88%

Preferred Receivables Funding Corp.,
4.26%, 1-12-06	5,000	4,993,492
Prudential Funding LLC,
4.28%, 1-11-06	5,000	4,994,055
		9,987,547

Multiple Industry - 1.16%

Michigan Consolidated Gas Co.,
4.43%, 1-9-06	3,000	2,997,047

Security and Commodity Brokers - 0.39%

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	1,008	1,007,765

Utilities -- Telephone - 1.94%

Verizon Global Funding, Inc.,
4.4%, 1-10-06	5,000	4,994,500

TOTAL SHORT-TERM SECURITIES - 9.34%

		$24,047,683

(Cost: $24,047,683)

TOTAL INVESTMENT SECURITIES - 100.00%

		$257,604,391

(Cost: $198,404,449)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

The Investments of Ivy High Income Portfolio

December 31, 2005

COMMON STOCKS AND RIGHT

	Shares	Value

Capital Equipment - 0.14%

Dresser-Rand Group Inc.*	4,000	$96,720

Finance Companies - 0.01%

ONO Finance Plc, Rights (A)*	250	5,000

Mining - 0.48%

Phelps Dodge Corporation	2,300	330,901

Petroleum -- International - 0.50%

Forest Oil Corporation*	7,600	346,332

Utilities -- Gas and Pipeline - 0.32%

Williams Companies, Inc. (The)	9,600	222,432

TOTAL COMMON STOCKS AND RIGHT - 1.45%

		$1,001,385

(Cost: $744,610)

PREFERRED STOCKS

Apparel - 0.00%

Anvil Holdings, Inc., 13.0% (B)*	14,774	15

Broadcasting - 0.00%

Adelphia Communications Corporation, 13.0%*	2,500	1,250

TOTAL PREFERRED STOCKS 0.00%

		$1,265

(Cost: $520,004)

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands

Aircraft - 2.03%

Argo-Tech Corporation,
9.25%, 6-1-11	$75	76,875
BE Aerospace, Inc.,
8.5%, 10-1-10	200	213,500
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	75	75,094
Esterline Technologies Corporation,
7.75%, 6-15-13	250	261,250
L-3 Communications Corporation,
6.125%, 1-15-14	250	247,500
Orbital Sciences Corporation,
9.0%, 7-15-11	500	530,000
		1,404,219

Aluminum - 0.36%

Century Aluminum Company,
7.5%, 8-15-14	250	246,250

Apparel - 1.21%

Perry Ellis International, Inc.,
8.875%, 9-15-13	750	738,750
Quiksilver, Inc.,
6.875%, 4-15-15 (A)	100	96,250
		835,000

Beverages - 0.38%

Constellation Brands, Inc.,
8.125%, 1-15-12	250	260,000

Broadcasting - 2.87%

CCH II and CCH II Capital,
10.25%, 9-15-10	320	318,400
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	300	298,500
EchoStar DBS Corporation:
5.75%, 10-1-08	245	240,100
7.30438%, 10-1-08	175	178,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	400,312
NTL Cable PLC,
8.75%, 4-15-14	75	78,375
PanAmSat Corporation,
6.375%, 1-15-08	200	200,000
Susquehanna Media Co.,
7.375%, 4-15-13	250	266,250
		1,980,437

Business Equipment and Services - 6.07%

Ahern Rentals, Inc.,
9.25%, 8-15-13 (A)	125	131,563
Alderwoods Group, Inc.,
7.75%, 9-15-12	625	646,875
Allied Waste North America, Inc.,
8.875%, 4-1-08	375	395,625
Cardtronics, Inc.,
9.25%, 8-15-13 (A)	50	49,750
Carriage Services, Inc.,
7.875%, 1-15-15	250	254,375
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	121	123,420
Iron Mountain Incorporated,
8.625%, 4-1-13	300	312,750
Mac-Gray Corporation,
7.625%, 8-15-15	50	50,375
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
7.74125%, 12-15-11	550	558,250
8.0%, 12-15-14	50	47,750
Owens & Minor, Inc.,
8.5%, 7-15-11	250	262,500
Service Corporation International,
7.0%, 6-15-17 (A)	100	99,250
Syniverse Technologies, Inc.,
7.75%, 8-15-13	450	453,375
UCAR Finance Inc.,
10.25%, 2-15-12	275	290,469
Vertis, Inc.:
10.875%, 6-15-09	400	394,000
13.5%, 12-7-09 (A)	150	121,500
		4,191,827

Capital Equipment - 2.66%

Case New Holland Inc.,
9.25%, 8-1-11	400	428,000
Columbus McKinnon Corporation,
8.875%, 11-1-13 (A)	50	52,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	220	226,600
IMCO Recycling Inc.,
10.375%, 10-15-10	75	81,937
Mueller Group, Inc.,
10.0%, 5-1-12	275	292,188
Simmons Bedding Company,
7.875%, 1-15-14	300	277,500
Simmons Company,
0.0%, 12-15-14 (A)(C)	500	270,000
Standard Aero Holdings, Inc.,
8.25%, 9-1-14	250	205,000
		1,833,225

Chemicals -- Petroleum and Inorganic - 1.48%

PQ Corporation,
7.5%, 2-15-13 (A)	25	23,250
Resolution Performance Products LLC and RPP Capital Corporation:
9.5%, 4-15-10	250	253,125
13.5%, 11-15-10	300	317,250
UAP Holding Corp.,
0.0%, 7-15-12 (C)	250	216,563
United Agri Products, Inc.,
8.25%, 12-15-11	200	210,000
		1,020,188

Chemicals -- Specialty - 2.30%

Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	250	226,250
0.0%, 6-1-13 (C)	1,000	865,000
Ethyl Corporation,
8.875%, 5-1-10	475	497,562
		1,588,812

Coal - 2.77%

Foundation PA Coal Company,
7.25%, 8-1-14	1,010	1,044,087
James River Coal Company,
9.375%, 6-1-12	575	601,594
Southern Star Central Corp.,
8.5%, 8-1-10	250	265,000
		1,910,681

Communications Equipment - 0.76%

AirGate PCS, Inc.,
7.9%, 10-15-11	250	258,125
General Cable Corporation,
9.5%, 11-15-10	250	265,000
		523,125

Computers -- Main and Mini - 0.20%

Unisys Corporation,
8.0%, 10-15-12	150	138,750

Computers -- Peripherals - 1.19%

ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	625	496,875
Activant Solutions Inc.:
10.05438%, 4-1-10 (A)	50	51,562
10.5%, 6-15-11	250	273,750
		822,187

Construction Materials - 6.35%

AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	475	232,750
Associated Materials Incorporated,
9.75%, 4-15-12	505	487,325
Brand Services, Inc.,
12.0%, 10-15-12	100	105,000
Builders FirstSource, Inc.,
8.59%, 2-15-12	400	407,000
Interface, Inc.:
7.3%, 4-1-08	250	252,500
10.375%, 2-1-10	250	270,625
9.5%, 2-1-14	250	248,750
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	500	531,250
MAAX Corporation,
9.75%, 6-15-12	500	395,000
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	517,500
Nortek, Inc.,
8.5%, 9-1-14	350	337,750
Ply Gem Industries, Inc.,
9.0%, 2-15-12	500	443,750
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	25	25,938
WII Components, Inc.,
10.0%, 2-15-12	125	123,125
		4,378,263

Containers - 1.93%

Alltrista Corporation,
9.75%, 5-1-12	250	257,500
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	50	49,250
9.875%, 10-15-14	100	97,500
MDP Acquisitions plc,
9.625%, 10-1-12	280	280,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	559,000
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	100	91,000
		1,334,250

Cosmetics and Toiletries - 0.37%

Chattem, Inc.,
7.0%, 3-1-14	250	253,750

Defense - 0.53%

Armor Holdings, Inc.,
8.25%, 8-15-13	250	268,750
DRS Technologies, Inc.,
6.875%, 11-1-13	100	95,625
		364,375

Electrical Equipment - 0.45%

Coleman Cable Inc.,
9.875%, 10-1-12	250	202,500
Rexnord Corporation,
10.125%, 12-15-12	100	107,500
		310,000

Finance Companies - 2.88%

Dollar Financial Group, Inc.,
9.75%, 11-15-11	350	360,500
General Motors Acceptance Corporation:
6.75%, 12-1-14	300	269,886
8.0%, 11-1-31	200	191,576
Goodman Global Holdings, Inc.,
7.875%, 12-15-12 (A)	300	279,000
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	150	158,625
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	100	106,500
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	150	106,500
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	175	168,438
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	325	345,313
		1,986,338

Food and Related - 3.70%

American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	425	447,844
Doane Pet Care Company:
10.75%, 3-1-10	500	543,750
10.625%, 11-15-15 (A)	175	182,437
Pierre Merger Corp.,
9.875%, 7-15-12	500	507,500
Pilgrim's Pride Corporation,
9.25%, 11-15-13	150	160,125
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	750	714,375
		2,556,031

Forest and Paper Products - 1.19%

Buckeye Cellulose Corporation,
9.25%, 9-15-08	94	94,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	500	475,000
8.5%, 10-1-13	250	250,000
		819,000

Health Care -- General - 2.29%

Encore Medical IHC, Inc.,
9.75%, 10-1-12	750	731,250
Eye Care Centers of America, Inc.,
10.75%, 2-15-15	400	390,000
MQ Associates, Inc.,
0.0%, 8-15-12 (C)	625	356,250
Omnicare, Inc.,
6.75%, 12-15-13	100	101,125
		1,578,625

Homebuilders, Mobile Homes - 0.98%

Meritage Corporation,
7.0%, 5-1-14	200	189,250
Standard Pacific Corp.,
6.5%, 8-15-10	150	143,063
Technical Olympic USA, Inc.:
7.5%, 3-15-11	150	133,688
7.5%, 1-15-15	250	210,000
		676,001

Hospital Supply and Management - 5.19%

Accellent Inc.,
10.5%, 12-1-13 (A)	175	179,375
EGL Acquisition Corp.,
7.625%, 2-1-15	50	48,125
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	516	586,950
7.75%, 7-15-15	525	542,063
Rural/Metro Corporation,
0.0%, 3-15-16 (A)(C)	500	300,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	300	306,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	250	250,625
US Oncology Holdings, Inc.,
9.26375%, 3-15-15	700	696,500
US Oncology, Inc.,
9.0%, 8-15-12	500	535,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	125	134,688
		3,579,326

Hotels and Gaming - 3.70%

Chukchansi Economic Development Authority,
8.0%, 11-15-13 (A)	125	128,281
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	750	742,500
MGM MIRAGE:
8.5%, 9-15-10	250	270,938
8.375%, 2-1-11	500	535,000
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	500	516,875
Station Casinos, Inc.,
6.875%, 3-1-16	250	255,625
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	103,000
		2,552,219

Household -- General Products - 0.37%

Sealy Mattress Company,
8.25%, 6-15-14	250	257,500

Leisure Time Industry - 0.39%

Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	271,529

Metal Fabrication - 0.37%

Metals USA, Inc.,
11.125%, 12-1-15 (A)	250	256,250

Motion Pictures - 3.84%

AMC Entertainment Inc.,
8.0%, 3-1-14	300	271,500
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	468,125
Cinemark, Inc.,
0.0%, 3-15-14 (C)	900	666,000
Cinemark USA, Inc.,
9.0%, 2-1-13	100	105,750
LCE Acquisition Corporation,
9.0%, 8-1-14	1,125	1,136,250
		2,647,625

Motor Vehicles - 2.15%

AutoNation, Inc.,
9.0%, 8-1-08	250	268,437
Group 1 Automotive, Inc.,
8.25%, 8-15-13	125	118,125
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	725,625
United Auto Group, Inc.,
9.625%, 3-15-12	350	368,375
		1,480,562

Multiple Industry - 2.71%

AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	50	53,375
Atlas Pipeline Partners, L.P. and Atlas Pipeline Finance Corp.,
8.125%, 12-15-15 (A)	150	151,311
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	200	200,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	300	306,000
Chaparral Energy, Inc.,
8.5%, 12-1-15 (A)	150	155,250
Compton Petroleum Finance Corporation,
7.625%, 12-1-13 (A)	175	178,938
IWO Escrow Company:
7.9%, 1-15-12	50	51,875
0.0%, 1-15-15 (C)	250	180,625
K&F Acquisition, Inc.,
7.75%, 11-15-14	185	186,850
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15 (A)	300	273,000
Tyco International Group S.A., Convertible,
3.125%, 1-15-23 (A)	100	136,250
		1,873,474

Petroleum -- Domestic - 3.44%

Clayton Williams Energy, Inc.,
7.75%, 8-1-13	125	120,000
Coastal Corporation (The),
9.625%, 5-15-12	665	733,162
Delta Petroleum Corporation,
7.0%, 4-1-15	50	46,125
Denbury Resources Inc.,
7.5%, 12-15-15	200	202,500
EXCO Resources, Inc.,
7.25%, 1-15-11	350	355,250
Frontier Oil Corporation,
6.625%, 10-1-11	300	306,000
KCS Energy, Inc.,
7.125%, 4-1-12	100	99,750
Stone Energy Corporation,
6.75%, 12-15-14	125	118,438
Swift Energy Company,
9.375%, 5-1-12	250	268,750
Whiting Petroleum Corporation,
7.25%, 5-1-12	125	126,563
		2,376,538

Petroleum -- International - 1.10%

Forest Oil Corporation,
8.0%, 6-15-08	250	260,625
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14	400	364,000
Newfield Exploration Company,
7.625%, 3-1-11	125	133,750
		758,375

Petroleum -- Services - 3.05%

Grant Prideco, Inc.,
6.125%, 8-15-15 (A)	50	49,875
Hanover Compressor Company:
0.0%, 3-31-07	375	336,562
8.625%, 12-15-10	650	687,375
9.0%, 6-1-14	100	109,000
Pemex Project Funding Master Trust,
7.375%, 12-15-14	300	333,300
R&B Falcon Corporation,
9.5%, 12-15-08	250	280,636
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	150	153,375
VeraSun Energy Corporation,
9.875%, 12-15-12 (A)	150	152,250
		2,102,373

Publishing - 0.53%

Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	350	366,625

Railroad - 1.16%

Kansas City Southern Railway Company (The),
7.5%, 6-15-09	375	387,188
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	375	410,625
		797,813

Real Estate Investment Trust - 0.76%

Host Marriott, L.P.:
9.25%, 10-1-07	250	263,750
7.125%, 11-1-13	250	260,000
		523,750

Restaurants - 0.07%

Carrols Corporation,
9.0%, 1-15-13	50	48,625

Retail -- Food Stores - 1.33%

Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	154,500
Domino's Inc.,
8.25%, 7-1-11	110	114,950
Stater Bros. Holdings Inc.:
7.99125%, 6-15-10	150	150,000
8.125%, 6-15-12	500	495,000
		914,450

Retail -- Specialty Stores - 3.88%

CSK Auto, Inc.,
7.0%, 1-15-14	500	452,500
FTD, Inc.,
7.75%, 2-15-14	291	288,090
Jean Coutu Group (PJC) Inc. (The),
8.5%, 8-1-14	500	457,500
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	500	408,750
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	966,000
Stripes Acquisition LLC and Susser Finance Corporation,
10.625%, 12-15-13 (A)	100	101,500
		2,674,340

Security and Commodity Brokers - 0.65%

Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	422	448,902

Utilities -- Electric - 1.17%

DPL Inc.,
8.25%, 3-1-07	185	190,550
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13 (A)	100	101,125
Sierra Pacific Resources,
6.75%, 8-15-17 (A)	150	149,250
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	150	150,398
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	200	216,500
		807,823

Utilities -- Gas and Pipeline - 1.85%

ANR Pipeline Company,
8.875%, 3-15-10	100	106,871
Northwest Pipeline Corporation,
8.125%, 3-1-10	450	477,000
Williams Companies, Inc. (The):
8.125%, 3-15-12	250	272,500
7.75%, 6-15-31	400	422,000
		1,278,371

Utilities -- Telephone - 8.38%

Alamosa (Delaware), Inc.:
12.0%, 7-31-09	500	546,875
8.5%, 1-31-12	375	405,469
American Tower Corporation,
7.5%, 5-1-12	250	261,250
American Towers, Inc.,
7.25%, 12-1-11	250	260,000
LCI International, Inc.,
7.25%, 6-15-07	550	552,750
MCI, Inc.,
6.908%, 5-1-07	503	506,773
Nextel Communications, Inc.:
5.95%, 3-15-14	300	301,571
7.375%, 8-1-15	500	527,659
Nextel Partners, Inc.,
8.125%, 7-1-11	400	427,500
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	250	252,500
SBA Communications Corporation,
8.5%, 12-1-12	227	251,970
US Unwired Inc.:
8.74125%, 6-15-10	140	143,850
10.0%, 6-15-12	750	843,750
Ubiquitel Operating Company,
9.875%, 3-1-11	450	498,375
		5,780,292

TOTAL CORPORATE DEBT SECURITIES - 91.04%

		$62,808,096

(Cost: $62,623,150)

SHORT-TERM SECURITIES

Household -- General Products - 2.82%

Fortune Brands Inc.,
4.3%, 1-3-06	1,947	1,946,535

Multiple Industry - 3.68%

Detroit Edison Co.,
4.43%, 1-4-06	2,537	2,536,063

Utilities -- Gas and Pipeline - 1.01%

Questar Corporation,
4.41%, 1-6-06	700	699,571

TOTAL SHORT-TERM SECURITIES - 7.51%

		$5,182,169

(Cost: $5,182,169)

TOTAL INVESTMENT SECURITIES - 100.00%

		$68,992,915

(Cost: $69,069,933)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $5,786,966 or 8.39% of total investments.

(B) Security valued in good faith by the Valuation Committee of the Board of Directors.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of Ivy International Growth Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Australia - 3.50%

Novogen LTD (A)*	474,580	$1,732,615
Westpac Banking Corporation (A)	46,600	777,196
		2,509,811

Austria - 5.08%

Erste Bank der oesterreichischen Sparkassen AG (A)	16,000	891,236
OMV Aktiengesellschaft (A)	20,000	1,172,055
Raiffeisen International Bank-Holding AG (A)*	10,800	710,265
Raiffeisen International Bank-Holding AG (A)(B)*	13,300	874,679
		3,648,235

Belgium - 0.62%

KBC Group NV (A)	4,800	446,944

Brazil - 1.10%

Companhia Vale do Rio Doce, ADR	19,200	789,888

Canada - 2.50%

EnCana Corporation (A)	27,000	1,220,801
Shoppers Drug Mart Corporation (A)(B)	15,100	571,292
		1,792,093

Finland - 0.73%

Nokia OYJ (A)*	28,500	521,298

France - 6.09%

Pinault-Printemps-Redoute SA (A)	3,300	371,737
STMicroelectronics N.V. (A)	14,300	256,823
Sanofi-Aventis (A)	11,400	998,733
Total S.A. (A)	5,720	1,436,992
VINCI (A)	15,200	1,307,351
		4,371,636

Germany - 7.93%

Allianz Aktiengesellschaft, Registered Shares (A)	7,500	1,136,095
BASF Aktiengesellschaft (A)	10,600	812,315
Commerzbank Aktiengesellschaft (A)	20,000	620,834
Fresenius AG (A)	2,100	284,419
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	2,900	392,666
Q-Cells AG (A)(B)*	5,500	321,208
SAP Aktiengesellschaft (A)	3,900	707,261
Siemens AG (A)	16,600	1,422,262
		5,697,060

Greece - 0.38%

Bank of Cyprus Limited (A)	50,000	272,296

Ireland - 2.76%

Anglo Irish Bank Corporation plc (Ireland) (A)	80,000	1,214,202
CRH public limited company (A)	26,000	764,606
		1,978,808

Italy - 8.53%

Assicurazioni Generali SpA (A)	14,900	520,733
Banca Intesa S.p.A. (A)	70,000	370,855
Banco Popolare di Verona e Novara S.c. a r.l. (A)	24,500	495,702
Eni S.p.A. (A)	51,500	1,428,540
FASTWEB S.p.A. (A)*	10,000	456,983
UniCredito Italiano S.p.A. (A)	215,500	1,484,852
UniCredito Italiano S.p.A. (A)	199,200	1,367,824
		6,125,489

Japan - 25.92%

Bank of Fukuoka, Ltd. (The) (A)	56,000	479,111
Canon Inc. (A)	16,730	978,819
Central Japan Railway Company (A)	67	641,964
DENSO CORPORATION (A)	19,000	655,700
Dentsu Inc. (A)	191	621,902
FANUC LTD (A)	5,000	424,386
Hokuto Corporation (A)	20	317
Honda Motor Co., Ltd. (A)	12,500	713,317
Hoya Corporation (A)	22,800	819,706
KDDI CORPORATION (A)	115	663,077
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	115	1,560,181
Mitsubishi Corporation (A)	35,000	774,579
Mitsubishi Estate Co., Ltd. (A)	67,000	1,391,868
Mitsui & Co., Ltd. (A)	45,000	578,073
Mizuho Financial Group, Inc. (A)	135	1,071,438
ORIX Corporation (A)	4,300	1,095,646
SMC Corporation (A)	6,700	957,265
Sega Sammy Holdings Inc. (A)	32,600	1,091,873
Sumitomo Mitsui Financial Group, Inc. (A)	38	402,764
Toyota Motor Corporation (A)	28,100	1,458,193
TOYOTA TSUSHO CORPORATION (A)	28,000	636,283
Ushio Inc. (A)	28,000	654,089
YAMADA-DENKI Co., Ltd. (A)	7,500	938,653
		18,609,204

Luxembourg - 0.51%

SES GLOBAL S.A., Fiduciary Depository Receipts (A)(B)	21,000	367,706

Mexico - 0.83%

Cemex, S.A. de C.V., ADR (A)	10,000	593,300

Netherlands - 1.34%

ASML Holding N.V. (A)*	48,000	960,375

Norway - 2.10%

Statoil ASA (A)	21,700	498,348
Stolt Offshore S.A. (A)*	87,000	1,011,883
		1,510,231

Russia - 1.51%

OAO LUKOIL, ADR	18,000	1,084,050

South Korea - 3.32%

Hynix Semiconductor Inc. (A)*	29,000	1,012,712
Samsung Electronics Co., Ltd. (A)	2,100	1,369,046
		2,381,758

Spain - 2.85%

Enagas, S.A. (A)	39,000	729,516
Fadesa Inmobiliaria, S.A. (A)	40,000	1,318,385
		2,047,901

Sweden - 1.12%

Telefonaktiebolaget LM Ericsson, B Shares (A)	235,000	807,540

Switzerland - 9.55%

Compagnie Financiere Richemont SA (A)	9,500	413,531
Credit Suisse Group, Registered Shares (A)	14,400	734,219
Holcim Ltd, Registered Shares (A)	10,300	701,533
Julius Baer Holding Ltd., Bearer Shares (A)	11,200	793,516
Nestle S.A., Registered Shares (A)	4,400	1,315,932
Novartis AG, Registered Shares (A)	13,000	683,117
Swiss Reinsurance Company, Registered Shares (A)	9,500	695,483
UBS AG (A)	16,000	1,523,230
		6,860,561

Turkey - 1.44%

Turkiye Garanti Bankasi Anonim Sirketi (A)*	96,250	349,222
Turkiye Vakiflar Bankasi T.A.O. (A)(B)*	130,000	688,264
		1,037,486

United Kingdom - 7.68%

BHP Billiton Plc (A)	95,700	1,563,360
IG Group Holdings plc (A)(B)*	71,000	211,938
Reckitt Benckiser plc (A)	23,500	776,285
Rio Tinto plc (A)	4,300	196,420
Royal Bank of Scotland Group plc (The) (A)	38,100	1,150,414
Smiths Group plc (A)	23,600	424,713
Standard Chartered PLC (A)	19,200	427,782
tesco plc (A)	134,000	764,258
		5,515,170

United States - 1.29%

Inco Limited	10,600	461,842
Schlumberger Limited	4,800	466,320
		928,162

TOTAL COMMON STOCKS - 98.68%

		$70,857,002

(Cost: $53,636,956)

SHORT-TERM SECURITY - 1.32%

	Principal Amount in Thousands

Security and Commodity Brokers

UBS Finance Delaware LLC (UBS AG),
4.19%, 1-3-06	$947	$946,779
(Cost: $946,779)

TOTAL INVESTMENT SECURITIES - 100.00%

		$71,803,781

(Cost: $54,583,735)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $3,035,087 or 4.23% of total investments.

The Investments of Ivy Large Cap Growth Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Beverages - 0.99%

PepsiCo, Inc.	40,000	$2,363,200

Business Equipment and Services - 3.35%

CheckFree Corporation*	64,800	2,973,348
Robert Half International Inc.	132,810	5,032,171
		8,005,519

Capital Equipment - 2.00%

Caterpillar Inc.	82,500	4,766,025

Chemicals -- Petroleum and Inorganic - 2.92%

Monsanto Company	89,900	6,969,947

Communications Equipment - 0.88%

QUALCOMM Incorporated	49,000	2,107,245

Computers -- Micro - 3.16%

Apple Computer, Inc.*	105,400	7,560,342

Computers -- Peripherals - 5.19%

Adobe Systems Incorporated	109,600	4,049,172
Autodesk, Inc.	32,200	1,382,507
Microsoft Corporation	146,073	3,814,696
SAP Aktiengesellschaft, ADR	69,950	3,152,647
		12,399,022

Consumer Electronics - 1.78%

Harman International Industries, Incorporated	43,467	4,253,246

Defense - 1.99%

General Dynamics Corporation	41,700	4,755,885

Electronic Components - 5.84%

Broadcom Corporation, Class A*	38,400	1,807,872
Microchip Technology Incorporated	214,600	6,905,828
SanDisk Corporation*	83,600	5,248,408
		13,962,108

Finance Companies - 6.73%

SLM Corporation	292,050	16,089,034

Health Care -- Drugs - 12.38%

Alcon, Inc.	68,900	8,929,440
Allergan, Inc.	7,700	831,292
Amgen Inc.*	29,700	2,339,172
Genentech, Inc.*	110,800	10,249,000
Gilead Sciences, Inc.*	137,300	7,217,174
		29,566,078

Health Care -- General - 1.86%

Johnson & Johnson	73,900	4,441,390

Hospital Supply and Management - 8.56%

Medtronic, Inc.	71,550	4,119,133
Stryker Corporation	54,200	2,408,106
UnitedHealth Group Incorporated	224,000	13,919,360
		20,446,599

Household -- General Products - 0.83%

Procter & Gamble Company (The)	34,300	1,985,284

Insurance -- Life - 0.88%

Aflac Incorporated	45,200	2,098,184

Multiple Industry - 7.31%

Google Inc., Class A*	33,800	14,023,789
Las Vegas Sands, Inc.*	85,700	3,382,579
Morningstar, Inc.*	1,500	51,877
		17,458,245

Petroleum -- Services - 8.60%

Schlumberger Limited	87,100	8,461,765
Smith International, Inc.	325,624	12,083,907
		20,545,672

Restaurants - 0.69%

Starbucks Corporation*	54,700	1,640,180

Retail -- Food Stores - 3.04%

Walgreen Co.	164,214	7,268,112

Retail -- Specialty Stores - 3.36%

Best Buy Co., Inc.	61,250	2,663,150
Home Depot, Inc. (The)	92,300	3,736,304
Tiffany & Co.	42,700	1,634,983
		8,034,437

Security and Commodity Brokers - 11.01%

Chicago Mercantile Exchange Holdings Inc.	6,343	2,330,989
Franklin Resources, Inc.	66,500	6,251,665
Goldman Sachs Group, Inc. (The)	24,700	3,154,437
Legg Mason, Inc.	80,775	9,667,960
Moody's Corporation	79,700	4,895,174
		26,300,225

Timesharing and Software - 3.01%

Paychex, Inc.	188,900	7,201,813

Trucking and Shipping - 2.85%

Expeditors International of Washington, Inc.	100,800	6,800,472

TOTAL COMMON STOCKS - 99.21%

		$237,018,264

(Cost: $191,991,204)

SHORT-TERM SECURITY - 0.79%

	Principal Amount in Thousands

Banks

Rabobank USA Financial Corp. (Rabobank Nederland),
4.125%, 1-3-06	$1,892	$1,891,566
(Cost: $1,891,567)

TOTAL INVESTMENT SECURITIES - 100.00%

		$238,909,830

(Cost: $193,882,771)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited-Term Bond Fund

December 31, 2005

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands	Value

Aircraft - 3.40%

Raytheon Company,
6.75%, 8-15-07	$1,800	$1,844,046

Broadcasting - 1.78%

Cox Communications, Inc.,
4.625%, 1-15-10	1,000	968,053

Business Equipment and Services - 3.81%

USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,066,870

Chemicals -- Specialty - 2.31%

Praxair, Inc.,
4.75%, 7-15-07	1,250	1,251,004

Finance Companies - 3.68%

Ford Motor Credit Company,
6.875%, 2-1-06	2,000	1,995,700

Forest and Paper Products - 1.98%

International Paper Company,
4.25%, 1-15-09	1,105	1,072,431

Multiple Industry - 4.63%

National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,009,242
SBC Communications Inc.,
4.52%, 11-14-08	500	500,716
		2,509,958

Petroleum -- International - 3.74%

Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,028,993

Railroad - 5.92%

CSX Corporation,
6.25%, 10-15-08	748	771,561
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,909,111
Union Pacific Corporation,
6.7%, 12-1-06	525	532,770
		3,213,442

Utilities -- Electric - 7.16%

FPL Group Capital Inc,
6.125%, 5-15-07	2,000	2,027,526
Virginia Electric and Power Company,
5.375%, 2-1-07	1,500	1,505,584
Wisconsin Energy Corporation,
5.875%, 4-1-06	350	350,777
		3,883,887

Utilities -- Telephone - 3.89%

GTE Corporation,
6.36%, 4-15-06	2,100	2,108,238

TOTAL CORPORATE DEBT SECURITIES - 42.30%

		$22,942,622

(Cost: $23,131,398)

UNITED STATES GOVERNMENT AND GOVERNMENT       AGENCY OBLIGATIONS

Agency Obligations - 7.24%

Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,000	1,944,622
5.0%, 10-18-10	1,000	993,452
Federal National Mortgage Association,
4.25%, 7-15-07	1,000	992,551
		3,930,625

Mortgage-Backed Obligations - 22.52%

Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	526	508,725
3.5%, 12-15-16	1,004	960,841
5.5%, 7-15-17 (Interest Only)	1,000	51,651
5.5%, 10-15-23 (Interest Only)	4,081	310,311
5.0%, 6-15-24 (Interest Only)	2,000	250,724
4.0%, 11-15-32	1,185	1,135,369
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	772	758,243
5.5%, 1-1-17	217	218,340
5.5%, 5-1-17	207	208,603
4.5%, 4-1-18	1,291	1,259,081
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	2	1,691
7.0%, 10-1-14	41	42,600
5.5%, 2-1-17	694	698,883
5.0%, 11-1-17	782	774,799
5.5%, 1-1-18	790	795,061
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	80	82,892
6.0%, 5-15-14	197	202,205
5.5%, 1-15-17	334	338,641
6.0%, 1-15-17	248	254,758
5.5%, 7-15-17	683	693,175
5.0%, 12-15-17	1,206	1,203,962
4.0%, 9-15-18	1,384	1,326,192
7.0%, 10-15-28	40	42,618
7.0%, 4-15-29	29	30,580
7.0%, 7-15-29	60	63,292
		12,213,237

Treasury Obligations - 25.76%

United States Treasury Notes:
7.0%, 7-15-06	1,500	1,519,863
4.75%, 11-15-08	2,000	2,019,218
3.125%, 4-15-09	2,000	1,924,062
4.0%, 6-15-09	1,000	987,852
4.0%, 3-15-10	1,500	1,478,496
5.0%, 8-15-11	2,000	2,064,296
4.375%, 8-15-12	2,000	1,999,766
4.25%, 8-15-14	2,000	1,978,124
		13,971,677

TOTAL UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS - 55.52%

		$30,115,539

(Cost: $30,535,757)

SHORT-TERM SECURITY - 2.18%

Forest and Paper Products

Sonoco Products Co.,
4.27%, 1-3-06	1,182	$1,181,720
(Cost: $1,181,720)

TOTAL INVESTMENT SECURITIES - 100.00%

		$54,239,881

(Cost: $54,848,875)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

The Investments of Ivy Mid Cap Growth Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Air Transportation - 1.22%

Southwest Airlines Co.	91,350	$1,500,881

Aircraft - 1.55%

L-3 Communications Holdings, Inc.	25,750	1,914,512

Banks - 4.73%

Northern Trust Corporation	50,800	2,630,678
Synovus Financial Corp.	108,600	2,933,286
Zions Bancorporation	3,495	264,100
		5,828,064

Beverages - 2.54%

Brown-Forman Corporation, Class B	28,800	1,996,416
Coca-Cola Enterprises Inc.	59,150	1,133,905
		3,130,321

Broadcasting - 0.38%

XM Satellite Radio Holdings Inc., Class A*	17,000	463,675

Business Equipment and Services - 5.71%

Cintas Corporation	45,200	1,858,624
Lamar Advertising Company, Class A*	56,650	2,612,131
Stericycle, Inc.*	43,600	2,561,282
		7,032,037

Capital Equipment - 2.03%

IDEX Corporation	60,825	2,500,516

Communications Equipment - 1.42%

Juniper Networks, Inc.*	78,800	1,754,482

Computers -- Micro - 3.88%

Apple Computer, Inc.*	58,650	4,206,964
Sun Microsystems, Inc.*	139,800	580,869
		4,787,833

Computers -- Peripherals - 0.87%

EMC Corporation*	78,450	1,068,489

Electrical Equipment - 1.39%

Molex Incorporated	10,450	271,021
Molex Incorporated, Class A	59,000	1,446,975
		1,717,996

Electronic Components - 6.82%

Broadcom Corporation, Class A*	49,250	2,318,690
Maxim Integrated Products, Inc.	35,050	1,269,511
Microchip Technology Incorporated	65,000	2,091,700
Network Appliance, Inc.*	100,850	2,723,454
		8,403,355

Electronic Instruments - 1.66%

Lam Research Corporation*	57,400	2,048,319

Food and Related - 2.34%

Campbell Soup Company	43,500	1,294,995
Hershey Foods Corporation	28,850	1,593,962
		2,888,957

Health Care -- Drugs - 7.76%

Allergan, Inc.	38,350	4,140,266
Gilead Sciences, Inc.*	50,750	2,667,674
ICOS Corporation*	45,100	1,246,790
Neurocrine Biosciences, Inc.*	23,950	1,502,024
		9,556,754

Health Care -- General - 8.07%

Biomet, Inc. (A)	68,125	2,489,288
DENTSPLY International Inc.	20,800	1,115,400
Gen-Probe Incorporated*	28,000	1,364,160
Kyphon Inc.*	41,000	1,673,620
Schein (Henry), Inc.*	75,700	3,300,899
		9,943,367

Hospital Supply and Management - 6.10%

Bard (C. R.), Inc.	47,050	3,101,536
Health Management Associates, Inc., Class A	75,800	1,664,568
Laboratory Corporation of America Holdings*	51,200	2,757,120
		7,523,224

Hotels and Gaming - 1.68%

Starwood Hotels & Resorts Worldwide, Inc.	32,500	2,075,450

Metal Fabrication - 2.81%

Fastenal Company (A)	88,400	3,460,860

Motor Vehicles - 0.80%

Harley-Davidson, Inc.	19,050	980,884

Multiple Industry - 1.30%

AXIS Capital Holdings Limited	51,300	1,604,664

Petroleum -- Domestic - 1.16%

XTO Energy Inc.	32,416	1,424,359

Petroleum -- International - 3.42%

Burlington Resources Inc.	35,550	3,064,410
Noble Energy, Inc.	28,400	1,144,520
		4,208,930

Petroleum -- Services - 0.54%

Smith International, Inc.	17,850	662,414

Publishing - 3.57%

Getty Images, Inc.*	27,300	2,437,071
Meredith Corporation	37,400	1,957,516
		4,394,587

Retail -- Food Stores - 0.67%

Longs Drug Stores Corporation	22,600	822,414

Retail -- General Merchandise - 0.75%

Nordstrom, Inc.	24,650	921,910

Retail -- Specialty Stores - 0.52%

Chico's FAS, Inc.*	14,500	636,985

Security and Commodity Brokers - 6.15%

Ameritrade Holding Corporation*	86,500	2,075,567
Chicago Mercantile Exchange Holdings Inc.	10,700	3,932,143
Prudential Financial, Inc.	21,548	1,577,098
		7,584,808

Timesharing and Software - 9.26%

Alliance Data Systems Corporation*	55,250	1,966,900
eBay Inc.*	85,650	3,702,221
Global Payments Inc.	57,450	2,677,745
Paychex, Inc.	80,300	3,061,438
		11,408,304

Trucking and Shipping - 1.97%

C.H. Robinson Worldwide, Inc.	65,450	2,423,286

TOTAL COMMON STOCKS - 93.07%

		$114,672,637

(Cost: $78,673,316)

PUT OPTIONS - 0.03%

	Number of Contracts

Burlington Resources Inc., January 65, Expires 1-23-06	311	1,555
Noble Energy, Inc., February 37.5, Expires 2-21-06	242	25,410
Smith International, Inc., January 30, Expires 1-23-06	31	77
XTO Energy Inc., January 40, Expires 1-23-06	283	13,485
(Cost: $158,059)		$40,527

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Banks - 3.24%

Rabobank USA Financial Corp. (Rabobank Nederland),
4.125%, 1-3-06	$4,000	3,999,083

Household -- General Products - 0.90%

Fortune Brands Inc.,
4.3%, 1-3-06	1,107	1,106,736

Utilities -- Electric - 2.76%

Wisconsin Electric Power Co.,
4.22%, 1-3-06	3,397	3,396,204

TOTAL SHORT-TERM SECURITIES - 6.90%

		$8,502,023

(Cost: $8,502,023)

TOTAL INVESTMENT SECURITIES - 100.00%

		$123,215,187

(Cost: $87,333,398)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at December 31, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Biomet, Inc.	572	January/40	$33,748	$6,338
Fastenal Company	408	February/42.50	52,292	16,157

			$86,040	$22,495

The Investments of Ivy Money Market Fund

December 31, 2005

CORPORATE OBLIGATIONS

	Principal Amount in Thousands	Value

Certificate of Deposit

Banks
Citibank, N.A.,
4.31%, 2-22-06	$1,200	$1,200,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	800	800,000
4.725%, 11-27-06	600	599,694

Total Certificate of Deposit - 5.24%

		2,599,694

Commercial Paper

Beverages - 2.01%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
4.28%, 1-19-06	1,000	997,860

Finance Companies - 10.86%
Ciesco, LLC,
4.3%, 1-4-06	1,000	999,642
PACCAR Financial Corp.,
3.49%, 1-19-06	353	352,384
Preferred Receivables Funding Corp.:
4.35%, 1-12-06	500	499,335
4.32%, 1-17-06	446	445,144
4.31%, 1-18-06	1,000	997,965
River Fuel Company #3, Inc. (Bank of New York (The)),
4.17%, 1-17-06	2,100	2,096,108
		5,390,578
Food and Related - 6.03%
COFCO Capital Corp. (Rabobank Nederland):
4.32%, 1-11-06	1,100	1,098,680
4.3%, 1-12-06	505	504,336
Golden Peanut Company LLC (Archer Daniels Midland Company),
3.9%, 2-22-06	600	596,620
Wm. Wrigley Jr. Company,
3.95%, 3-20-06	800	793,153
		2,992,789
Mining - 2.21%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.3%, 1-20-06	1,100	1,097,504

Security and Commodity Brokers - 2.28%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	381	380,911
UBS Finance Delaware LLC (UBS AG),
4.21%, 1-18-06	750	748,509
		1,129,420

Total Commercial Paper - 23.39%

		11,608,151

Notes

Apparel - 1.22%
NIKE, Inc.,
5.5%, 8-15-06	600	603,014

Banks - 5.13%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	850	845,351
Wells Fargo & Company:
4.34375%, 1-3-06	500	500,000
4.11%, 1-15-06	1,200	1,200,000
		2,545,351
Business Equipment and Services - 1.63%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
4.5%, 1-4-06	810	810,000

Computers -- Main and Mini - 2.01%
International Business Machines Corporation,
4.32938%, 1-9-06	1,000	1,000,000

Finance Companies - 6.48%
Caterpillar Financial Services Corp.:
2.65%, 1-30-06	1,200	1,199,035
2.35%, 9-15-06	500	493,600
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
4.43%, 1-5-06	250	250,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
4.4%, 1-5-06	395	395,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
4.33%, 1-5-06	875	875,000
		3,212,635
Health Care -- Drugs - 2.01%
Lilly (Eli) and Company,
4.26063%, 1-3-06	600	600,000
Pfizer Investment Capital p.l.c. (Pfizer Inc.), Extendible Liquidity Securities,
4.32938%, 1-17-06	400	400,000
		1,000,000
Health Care -- General - 2.52%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
4.39%, 1-5-06	500	500,000
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
4.45%, 1-5-06	750	750,000
		1,250,000
Hospital Supply and Management - 0.75%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
4.49%, 1-5-06	150	150,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
4.35%, 1-4-06	220	220,000
		370,000
Household -- General Products - 2.52%
Procter & Gamble Company (The),
4.45%, 3-9-06	1,250	1,250,000

Multiple Industry - 7.38%
3M Company,
5.6736%, 12-12-06 (A)	1,000	1,007,976
Heller Financial, Inc.,
6.375%, 3-15-06	900	905,434
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
4.37%, 1-5-06	1,750	1,750,000
		3,663,410
Restaurants - 1.11%
McDonald's Corporation,
4.488%, 3-7-06 (A)	550	550,819

Retail -- General Merchandise - 4.85%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
4.35%, 1-3-06	495	495,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	1,900	1,913,680
		2,408,680
Trucking and Shipping - 1.07%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
4.45%, 1-5-06	530	530,000

Total Notes - 38.68%

		19,193,909

TOTAL CORPORATE OBLIGATIONS - 67.31%

		$33,401,754

(Cost: $33,401,754)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 8.88%

California Pollution Control Financing Authority, Environmental Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility) Taxable Series 1997A,
4.15%, 1-4-06	2,330	2,330,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.45%, 1-4-06	2,075	2,075,000
		4,405,000

Florida - 1.01%

University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
4.35%, 1-4-06	500	500,000

Georgia - 1.08%

Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (Bayerische Landesbank, New York Branch),
4.29%, 1-5-06	535	535,000

Maryland - 3.64%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Refunding Bonds, Series 2003C (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

4.44%, 1-5-06	1,805	1,805,000

New York - 2.16%

Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
4.4%, 1-5-06	1,075	1,075,000

Texas - 1.91%

Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
4.33%, 1-12-06	950	950,000

Wisconsin - 3.01%

Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
4.35%, 1-3-06	1,495	1,495,000

Washington - 2.95%

Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Brittany Park Project), Series 1996B (U.S. Bank of Washington, National Association),
4.44%, 1-5-06	595	595,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004B (Wells Fargo Bank, N.A.),
4.57%, 1-3-06	380	380,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Assocation),
4.35%, 1-3-06	225	225,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Nonprofit Revenue Bonds (Virginia Mason Research Center Project), Series 1997B (U.S. Bank, National Association),
4.43%, 1-5-06	265	265,000
		1,465,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 24.64%

		$12,230,000

(Cost: $12,230,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
3.7%, 7-13-06	700	700,000
3.75%, 1-16-07	750	742,239
Federal National Mortgage Association,
4.05%, 8-14-06	750	750,000
Overseas Private Investment Corporation:
4.35%, 1-4-06	930	929,500
4.35%, 1-4-06	500	500,000
4.37%, 1-4-06	372	372,093

TOTAL UNITED STATES GOVERNMENT       AGENCY OBLIGATIONS - 8.05%

		$3,993,832

(Cost: $3,993,832)

TOTAL INVESTMENT SECURITIES - 100.00%

		$49,625,586

(Cost: $49,625,586)

Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $1,558,795 or 3.14% of total investments.

The Investments of Ivy Municipal Bond Fund

December 31, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.89%

City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	$250	$252,193
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	185	191,227
		443,420

California - 7.80%

San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	553,020
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	518,062
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	276,583
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	259,591
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	226,862
		1,834,118

Colorado - 2.26%

City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	531,395

Delaware - 0.92%

Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	200	215,364

Florida - 3.48%

School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	547,790
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	271,475
		819,265

Georgia - 0.97%

Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	227,926

Illinois - 8.40%

Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,053,890
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	652,340
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.25%, 1-1-21	250	270,477
		1,976,707

Indiana - 8.48%

New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	758,747
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	547,580
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	355	355,426
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	333,333
		1,995,086

Kansas - 4.60%

Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-5,
5.55%, 12-1-33	500	534,505
2003 Series A-2,
5.65%, 6-1-35	310	328,736
2001 Series A-1 (AMT),
6.3%, 12-1-32	210	219,484
		1,082,725

Louisiana - 4.31%

State of Louisiana, Gasoline and Fuels Tax Revenue Bonds:
2002 Series A,
5.25%, 6-1-13	500	537,625
2005 Series A,
5.0%, 5-1-26	200	208,152
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	250	267,930
		1,013,707

Maryland - 2.29%

Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	537,955

Massachusetts - 0.94%

Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	221,486

Michigan - 1.11%

City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	214,630
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	45	45,675
		260,305

Minnesota - 5.34%

City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	530,015
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	403,908
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	321,090
		1,255,013

Mississippi - 0.15%

City of Biloxi, Mississippi, General Obligation Refunding Bonds, Series 2004,
3.0%, 2-1-06	35	34,983

Missouri - 6.56%

The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program):
5.0%, 7-1-11	290	309,314
5.0%, 7-1-11	210	225,389
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	382,914
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	200	218,704
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	203,868
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	203,426
		1,543,615

Nebraska - 2.54%

Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	375	387,626
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	200	210,956
		598,582

New Jersey - 2.29%

New Jersey Economic Development Authority, School Facilities Construction Bonds:
2004 Series I,
5.25%, 9-1-24	250	276,320
2005 Series O,
5.125%, 3-1-30	250	261,795
		538,115

New York - 11.98%

The City of New York, General Obligation Bonds:
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	538,395
Fiscal 2004 Series E,
5.25%, 8-1-09	250	264,047
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	544,315
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	533,430
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D,
5.0%, 6-15-09	500	527,450
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	269,570
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds (The Southampton Hospital Association Civic Facility):
Series 1999B,
7.625%, 1-1-30	100	101,312
Series 1999A,
7.25%, 1-1-20	40	40,288
		2,818,807

Ohio - 0.67%

Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	150	157,773

Oklahoma - 1.63%

Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	383,840

Pennsylvania - 3.74%

The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	551,100
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	329,398
		880,498

Rhode Island - 2.57%

Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	595	605,413

South Carolina - 2.26%

South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	530,755

Texas - 4.98%

Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	480	491,381
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.25%, 11-15-19	235	253,946
7.5%, 11-15-29	140	151,726
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	274,327
		1,171,380

Virginia - 2.31%

City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	543,190

Washington - 3.28%

Energy Northwest:
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	557,125
Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A
5.25%, 7-1-10	200	214,250
		771,375

Wyoming - 2.25%

Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	530,235

TOTAL MUNICIPAL BONDS - 100.00%

		$23,523,033

(Cost: $22,713,581)

TOTAL INVESTMENT SECURITIES - 100.00%

		$23,523,033

(Cost: $22,713,581)

The Investments of Ivy Science and Technology Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Broadcasting - 1.50%

XM Satellite Radio Holdings Inc., Class A*	167,600	$4,571,290

Business Equipment and Services - 9.13%

CheckFree Corporation*	176,700	8,107,879
Euronet Worldwide, Inc.*	238,900	6,642,615
Headwaters Incorporated*	160,200	5,677,488
Satyam Computer Services (Shanghai) Co., Ltd.	202,900	7,424,111
		27,852,093

Communications Equipment - 1.12%

Nokia Corporation, Series A, ADR	187,400	3,429,420

Computers -- Peripherals - 14.70%

Adobe Systems Incorporated	182,900	6,757,240
Aspen Technology, Inc.*	307,300	2,415,378
Autodesk, Inc.	90,500	3,885,618
Microsoft Corporation	339,600	8,868,654
Oracle Corporation*	399,700	4,878,339
Red Hat, Inc.*	278,500	7,589,125
Symbol Technologies, Inc.	815,860	10,459,325
		44,853,679

Consumer Electronics - 1.14%

Garmin Ltd.	52,500	3,473,138

Defense - 1.22%

ESCO Technologies Inc.*	83,600	3,719,364

Electronic Components - 7.95%

Cypress Semiconductor Corporation*	282,400	4,024,200
Micron Technology, Inc.*	473,200	6,298,292
Samsung Electronics Co., Ltd. (A)	21,400	13,951,229
		24,273,721

Electronic Instruments - 1.72%

ASML Holding N.V., Ordinary Shares*	162,500	3,258,938
Mattson Technology, Inc.*	197,900	1,988,895
		5,247,833

Food and Related - 1.96%

Archer Daniels Midland Company	242,900	5,989,914

Health Care -- Drugs - 6.06%

Endo Pharmaceuticals Holdings Inc.*	64,100	1,938,063
Genzyme Corporation*	132,500	9,366,425
Neurocrine Biosciences, Inc.*	114,400	7,174,596
		18,479,084

Health Care -- General - 3.03%

Advanced Medical Optics, Inc.*	153,900	6,433,020
Boston Scientific Corporation*	115,200	2,821,248
		9,254,268

Hospital Supply and Management - 21.68%

Cerner Corporation*	269,100	24,445,044
Triad Hospitals, Inc.*	292,800	11,486,544
UnitedHealth Group Incorporated	133,000	8,264,620
WellCare Health Plans, Inc.*	328,500	13,419,225
WellPoint, Inc.*	107,000	8,537,530
		66,152,963

Multiple Industry - 17.59%

Cogent, Inc.*	110,000	2,490,400
Global Cash Access, Inc.*	98,300	1,434,197
Google Inc., Class A*	27,900	11,575,849
PRA International*	114,000	3,207,390
PortalPlayer, Inc.*	174,900	4,942,674
Research In Motion Limited*	228,750	15,098,644
Spansion Inc., Class A*	227,500	3,185,000
Technology Investment Capital Corp.	48,400	732,776
Telvent GIT, S.A.*	136,800	1,508,904
VeriFone Holdings, Inc.*	137,700	3,483,810
Volterra Semiconductor Corporation*	218,900	3,286,783
WorldSpace, Inc., Class A*	189,200	2,735,832
		53,682,259

Petroleum -- International - 2.01%

Noble Energy, Inc.	152,100	6,129,630

Timesharing and Software - 3.82%

Alliance Data Systems Corporation*	327,500	11,659,000

Utilities -- Electric - 0.48%

Plug Power Inc.*	287,400	1,472,925

Utilities -- Telephone - 0.48%

ALLTEL Corporation	23,400	1,476,540

TOTAL COMMON STOCKS - 95.59%

		$291,717,121

(Cost: $240,858,527)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Aluminum - 2.12%

Alcoa Incorporated,
4.18%, 1-3-06	$6,454	6,452,501

Beverages - 0.98%

Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
4.28%, 1-18-06	3,000	2,993,937

Multiple Industry - 1.31%

Detroit Edison Co.,
4.42%, 1-6-06	4,000	3,997,544

TOTAL SHORT-TERM SECURITIES - 4.41%

		$13,443,982

(Cost: $13,443,982)

TOTAL INVESTMENT SECURITIES - 100.00%

		$305,161,103

(Cost: $254,302,509)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

The Investments of Ivy Small Cap Growth Fund

December 31, 2005

COMMON STOCKS AND WARRANT

	Shares	Value

Air Transportation - 0.07%

UTi Worldwide Inc.	4,300	$399,470

Apparel - 1.20%

Quiksilver, Inc.*	526,000	7,279,840

Banks - 1.39%

City National Corporation	116,450	8,435,638

Business Equipment and Services - 11.05%

CheckFree Corporation*	340,844	15,639,627
Headwaters Incorporated*	236,050	8,365,612
Jacobs Engineering Group Inc.*	97,000	6,583,390
Macrovision Corporation*	408,450	6,831,326
Resources Connection, Inc.*	536,402	13,975,954
Strayer Education, Inc.	95,800	8,985,561
West Corporation*	163,700	6,905,685
		67,287,155

Capital Equipment - 4.12%

Chicago Bridge & Iron Company N.V., NY Shares	175,800	4,431,918
Cooper Cameron Corporation*	247,200	10,234,080
Shaw Group Inc. (The)*	358,800	10,437,492
		25,103,490

Communications Equipment - 4.80%

ADTRAN, Inc.	310,050	9,219,337
Andrew Corporation*	224,700	2,409,907
General Cable Corporation*	339,600	6,690,120
Plantronics, Inc.	384,400	10,878,520
		29,197,884

Computers -- Peripherals - 12.12%

Allscripts Healthcare Solutions, Inc.*	495,400	6,630,929
Avid Technology, Inc.*	312,600	17,108,598
Cognex Corporation	392,950	11,819,936
Epicor Software Corporation*	385,800	5,445,567
Kronos Incorporated*	217,150	9,086,642
MICROS Systems, Inc.*	69,227	3,342,972
Nautilus Group, Inc. (The)	623,800	11,640,108
Red Hat, Inc.*	234,400	6,387,400
WebSideStory, Inc.*	127,200	2,302,956
		73,765,108

Cosmetics and Toiletries - 1.68%

Nu Skin Enterprises, Inc., Class A	580,600	10,206,948

Electrical Equipment - 1.09%

Microsemi Corporation*	240,300	6,640,691

Electronic Components - 1.73%

Evergreen Solar, Inc.*	225,000	2,380,500
FormFactor, Inc.*	332,100	8,123,166
		10,503,666

Electronic Instruments - 5.80%

APW Ltd., Warrants (A)(B)*	19	---	**
FLIR Systems, Inc.*	569,300	12,701,083
Trimble Navigation Limited*	364,200	12,916,353
WMS Industries Inc.*	387,100	9,712,339
		35,329,775

Finance Companies - 2.00%

Financial Federal Corporation	230,050	10,225,722
Nelnet, Inc., Class A*	47,800	1,944,504
		12,170,226

Food and Related - 1.17%

J.M. Smucker Company (The)	162,350	7,143,400

Health Care -- Drugs - 4.19%

Angiotech Pharmaceuticals, Inc.*	539,050	7,093,898
Martek Biosciences Corporation*	316,922	7,797,866
Neurocrine Biosciences, Inc.*	75,800	4,753,797
ViroPharma Incorporated*	315,200	5,837,504
		25,483,065

Health Care -- General - 8.89%

American Medical Systems Holdings, Inc.*	372,400	6,641,754
Connetics Corporation*	281,800	4,070,601
Digene Corporation*	170,200	4,963,032
Gen-Probe Incorporated*	144,400	7,035,168
Hologic, Inc.*	287,000	10,871,560
ResMed Inc.*	256,300	9,818,853
Schein (Henry), Inc.*	245,400	10,700,667
		54,101,635

Hospital Supply and Management - 5.23%

Cerner Corporation*	94,500	8,584,380
PSS World Medical, Inc.*	517,000	7,680,035
VCA Antech, Inc.*	216,750	6,111,266
WellCare Health Plans, Inc.*	232,200	9,485,370
		31,861,051

Multiple Industry - 3.25%

FoxHollow Technologies, Inc.*	264,900	7,878,126
IntraLase Corp.*	439,000	7,814,200
Symmetry Medical Inc.*	23,200	449,848
Volcom, Inc.*	107,500	3,650,700
		19,792,874

Non-Residential Construction - 0.58%

Perini Corporation*	146,700	3,542,805

Petroleum -- Domestic - 1.66%

Western Gas Resources, Inc.	214,800	10,114,932

Petroleum -- International - 1.74%

Newfield Exploration Company*	211,400	10,584,798

Petroleum -- Services - 2.64%

Cal Dive International, Inc.*	179,600	6,443,150
Patterson-UTI Energy, Inc.	293,450	9,650,103
		16,093,253

Railroad - 1.45%

Kansas City Southern*	362,100	8,846,103

Restaurants - 0.91%

P.F. Chang's China Bistro, Inc.*	111,000	5,509,485

Retail -- Specialty Stores - 3.04%

Guitar Center, Inc.*	153,800	7,690,769
O'Reilly Automotive, Inc.*	337,300	10,820,584
		18,511,353

Timesharing and Software - 9.04%

CoStar Group, Inc.*	138,400	5,978,188
Digitas Inc.*	960,600	12,021,909
FactSet Research Systems, Inc.	427,425	17,592,813
MicroStrategy Incorporated, Class A*	132,868	10,978,218
Zebra Technologies Corporation, Class A*	196,500	8,430,833
		55,001,961

TOTAL COMMON STOCKS AND WARRANT - 90.84%

		$552,906,606

(Cost: $438,251,077)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Certificate of Deposit - 0.82%

Banks
Wells Fargo Bank, N.A.,
4.33%, 1-12-06	$5,000	5,000,000

Commercial Paper

Chemicals -- Specialty - 1.15%
Air Products and Chemicals, Inc.,
4.33%, 1-4-06	7,000	6,997,474

Finance Companies - 1.64%
Ciesco, LLC,
4.3%, 1-4-06	5,000	4,998,208
Prudential Funding LLC,
4.28%, 1-11-06	5,000	4,994,056
		9,992,264
Food and Related - 0.82%
Sara Lee Corporation,
4.35%, 1-12-06	5,000	4,993,354

Health Care -- Drugs - 0.82%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.23%, 1-9-06	5,000	4,995,300

Household -- General Products - 1.13%
Fortune Brands Inc.,
4.3%, 1-3-06	1,885	1,884,550
Kimberly-Clark Worldwide Inc.,
4.12%, 1-3-06	5,000	4,998,856
		6,883,406
Multiple Industry - 0.82%
Michigan Consolidated Gas Co.,
4.42%, 1-5-06	5,000	4,997,544

Security and Commodity Brokers - 0.32%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	1,900	1,899,557

Utilities -- Telephone - 1.64%
Verizon Global Funding, Inc.,
4.4%, 1-10-06	5,000	4,994,500
Verizon Network Funding Corporation,
4.27%, 1-4-06	5,000	4,998,221
		9,992,721

Total Commercial Paper - 8.34%

		50,751,620

TOTAL SHORT-TERM SECURITIES - 9.16%

		$55,751,620

(Cost: $55,751,620)

TOTAL INVESTMENT SECURITIES - 100.00%

		$608,658,226

(Cost: $494,002,697)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.
(A) Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At December 31, 2005, the total value of this security amounted to 0.00% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006